Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2020	Mar. 31, 2016	Mar. 31, 2021	Mar. 31, 2017	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,027		$ 13,336		$ 14,207		$ 9,659		$ 15,907		$ 18,179	$ 17,514	$ 22,094	$ 24,361	$ 29,412
Matisse Discounted Bond CEF Strategy (Institutional Class)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 13,134		$ 13,000		$ 12,185		$ 13,835		$ 15,012		$ 15,658
Morningstar Global Allocation Index
Account Value [Line Items]
Accumulated Value		10,000		10,956		12,211		12,483		11,828		15,766		16,004	14,844	16,952	17,901	20,401
S-Network Composite Closed-End Fund Index
Account Value [Line Items]
Accumulated Value		10,000		11,640		12,430		12,941		11,122		15,969		16,268	14,615	16,754	18,338	19,997
First Trust Composite Closed-End Fund Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 11,499		$ 12,046		$ 12,849		$ 10,872		$ 15,477		$ 15,686	$ 14,059	$ 15,964	$ 17,736	$ 19,661
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,895		9,484		9,030		9,184		9,632		10,051
Bloomberg VLI High Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,654		11,526		11,077		12,294		13,181		14,150
FT Taxable Fixed Income CEF Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 13,210		$ 12,780		$ 11,551		$ 13,611		$ 15,050		$ 15,010